Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting
4. Segment Reporting
The Company allocates capital and assesses performance from the perspective of the Company's lines of business. The Company has two primary lines of business: (1) tankers and (2) marine services. The primary focus of the Company’s internal reporting and allocation of resources by the chief operating decision maker (or CODM) is on the two lines of business and its segments are presented accordingly on this basis. The tanker segment consists of the operation of all of the Company's tankers (including the operations from those tankers employed on full service lightering contracts), and the Company's U.S. based ship-to-ship support service operations (including its lightering support services provided as part of full service lightering operations). The marine services and other segment consists of operational and maintenance marine services provided to the Australian government, Australian energy companies and other third parties, and includes corporate and general administrative expense.
The CODM is the chief executive officer of the Company. The CODM uses income from operations to assess the performance of each segment and to make decisions about allocating resources. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

The following table includes the Company’s revenues, expenses, other segment items, income (loss) from operations and equity income by segment, excluding such amounts of the Company’s Teekay Gas Business (see Note 22), and reconciles such amounts to the Company’s consolidated income from continuing operations before income taxes for the periods presented in these financial statements:

	Year Ended December 31, 2024
	Tankers	Marine Services and Other	Elimination (1)	Total
	$	$	$	$
Revenues (note 3)	1,106,278	114,096	—	1,220,374
Voyage expenses	(405,546)	—	—	(405,546)
Vessel operating expenses	(150,605)	(101,989)	—	(252,594)
Time-charter hire expenses	(74,379)	(416)	—	(74,795)
Depreciation and amortization	(93,582)	—	—	(93,582)
General and administrative expenses (2)	(48,833)	(11,905)	(320)	(61,058)
Gain on sale and write-down of assets (note 15)	38,080	—	—	38,080
Restructuring charges (note 16)	(5,952)	—	320	(5,632)
Income (loss) from operations	365,461	(214)	—	365,247

Equity income	2,767	—		2,767
Non-segment reconciling items:
Interest expense				(7,542)
Interest income				37,218
Other - net (note 17)				4,334
Income from continuing operations before taxes				402,024
(1)Relates to inter-segment transactions that are eliminated on consolidation.
(2)Includes direct general and administrative expenses and indirect general and administrative expenses allocated based on estimated use of corporate resources.

	Year Ended December 31, 2023
	Tankers	Marine Services and Other	Total
	$	$	$
Revenues (note 3)	1,364,452	100,523	1,464,975
Voyage expenses	(474,371)	—	(474,371)
Vessel operating expenses	(148,960)	(92,625)	(241,585)
Time-charter hire expenses	(70,836)	—	(70,836)
Depreciation and amortization	(97,551)	—	(97,551)
General and administrative expenses(1)	(45,936)	(11,654)	(57,590)
Gain on sale of assets (note 15)	10,360	—	10,360
Restructuring charges (note 16)	(1,248)	(429)	(1,677)
Income (loss) from operations	535,910	(4,185)	531,725

Equity income	3,432	—	3,432
Non-segment reconciling items:
Interest expense			(28,009)
Interest income			24,128
Other - net (note 17)			(1,691)
Income from continuing operations before taxes			529,585
(1)Includes direct general and administrative expenses and indirect general and administrative expenses allocated based on estimated use of corporate resources.

	Year Ended December 31, 2022
	Tankers	Marine Services and Other	Total
	$	$	$
Revenues (note 3)	1,063,111	127,073	1,190,184
Voyage expenses	(495,604)	—	(495,604)
Vessel operating expenses	(150,448)	(124,691)	(275,139)
Time-charter hire expenses	(27,374)	—	(27,374)
Depreciation and amortization	(99,033)	—	(99,033)
General and administrative expenses(1)	(41,769)	(15,783)	(57,552)
Gain on sale and write-down of assets (note 15)	8,888	12,975	21,863
Restructuring charges (note 16)	(1,822)	(9,757)	(11,579)
Income (loss) from operations	255,949	(10,183)	245,766

Equity income	244	—	244
Non-segment reconciling items:
Interest expense			(38,580)
Interest income			6,689
Other - net (note 17)			(3,066)
Income from continuing operations before taxes			211,053
(1)Includes direct general and administrative expenses and indirect general and administrative expenses allocated based on estimated use of corporate resources.

Significant Customers

No customer accounted for more than 10% of the Company’s consolidated revenues, excluding such amounts of the Company’s discontinued operations (see Note 22), during the periods presented.

A reconciliation of total segment assets to total assets, presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2024 (1) $	December 31, 2023 (1) $
Tankers	1,416,789	1,508,243
Marine Services and Other	40,995	35,840
Cash and cash equivalents	685,331	480,080
Short-term investments	10,000	172,604
Eliminations (2)	—	(129)
Consolidated total assets	2,153,115	2,196,638
(1)There are no differences between the measurements of the segment assets and the Company’s consolidated assets.
(2)Relates to inter-segment balances that are eliminated on consolidation.

The following table includes capital expenditures by segment, excluding such amounts of the Company’s Teekay Gas Business (see Note 22), for the periods presented in these financial statements.

	December 31, 2024 $	December 31, 2023 $
Tankers	4,841	10,198